SHARE-BASED COMPENSATION PROGRAMS - Restricted and Performance Stock Activity (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Restricted Stock Units
Awards
Unvested, Beginning Balance (in shares) | shares	3,228,733
Granted (in shares) | shares	1,340,926
Forfeited (in shares) | shares	(172,349)
Vested (in shares) | shares	(1,608,145)
Unvested, Ending Balance (in shares) | shares	2,789,165
Weighted-Average Grant Date Fair Value
Unvested, Beginning Balance, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 21.15
Granted (in dollars per share) | $ / shares	33.28
Forfeited (in dollars per share) | $ / shares	28.39
Vested (in dollars per share) | $ / shares	23.03
Unvested, Ending Balance, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 29.46
Performance Shares
Awards
Unvested, Beginning Balance (in shares) | shares	1,217,222
Granted (in shares) | shares	704,769
Forfeited (in shares) | shares	(107,921)
Vested (in shares) | shares	(486,475)
Unvested, Ending Balance (in shares) | shares	1,327,595
Weighted-Average Grant Date Fair Value
Unvested, Beginning Balance, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 28.93
Granted (in dollars per share) | $ / shares	33.01
Forfeited (in dollars per share) | $ / shares	28.43
Vested (in dollars per share) | $ / shares	23.89
Unvested, Ending Balance, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 32.98
Performance Shares | Parent
Awards
Unvested, Beginning Balance (in shares) | shares	62,747
Granted (in shares) | shares	0
Forfeited (in shares) | shares	0
Vested (in shares) | shares	(62,747)
Unvested, Ending Balance (in shares) | shares	0
Weighted-Average Grant Date Fair Value
Unvested, Beginning Balance, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 21.28
Granted (in dollars per share) | $ / shares	0
Forfeited (in dollars per share) | $ / shares	0
Vested (in dollars per share) | $ / shares	21.28
Unvested, Ending Balance, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 0